Capital stock (Detail Textuals 1) $ in Thousands		12 Months Ended
	Feb. 01, 2023 shares $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CAD ($) shares
Disclosure of detailed information about business combination [line items]
Expense from share-based payment transactions with employees | $			$ 47		$ 135		$ 317
Number of share options granted in share-based payment arrangement | shares			20,000		90,000		0
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares		$ 1.2		$ 1.1		$ 0
Major Share Based Payment Arrangement [Member]
Disclosure of detailed information about business combination [line items]
Number of share options granted in share-based payment arrangement | shares	1,205,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 1.25
Weighted average remaining contractual life of outstanding share options	10 years